Segment Reporting	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING

12 — SEGMENT REPORTING

The following provides the results of operations and the financial position of the Company’s operating segments as of and during the year ended March 31, 2018. The Company did not have operating segments as of and for the year ended March 31, 2017; accordingly, comparative figures are not provided. The Longyun operating segment reflects the Company’s crowdfunding and incubation business. The Taikexi operating segment reflects the Company’s business of auto parts sourcing and logistics services.

Results of Operations

For the year ended March 31, 2018

	Longyun	Taikexi	Other	Total

Revenue	4,271,966	6,763	-	4,278,729

Operating expenses	2,105,441	176,543	1,612,704	3,894,688

Other income (expenses)	248,655	211	126,011	374,877

Earnings (loss) before tax	2,415,180	(169,569)	(1,486,693)	758,918

Taxes	633,614	-	-	633,614

Net income	1,781,566	(169,569)	(1,486,693)	125,304

Income (loss) attributable to LYL	1,781,566	(101,742)	(1,486,693)	193,131

Financial Position

as of March 31, 2018

	Longyun	Taikexi	Other	Total

Current assets	11,096,311	828,844	(132,088)	11,793,067
Non-current assets	2,218,191	139,639	(1,133,199)	1,224,631
Total assets	13,314,502	968,483	(1,265,287)	13,017,698

Current liabilities	4,993,098	1,992	(2,970,885)	2,024,205
Non-current liabilities	-	-	-	-
Total liabilities	4,993,098	1,992	(2,970,885)	2,024,205

Net assets	8,321,404	966,491	1,705,598	10,993,493